Interest and Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2020
Interest And Finance Costs, Net
Schedule of Interest and Finance Costs

The amounts in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	Six Months Ended June 30,
	2019	2020
Interest on long-term debt (Note 7)	$2,606	$2,139
Interest on promissory note (Note 3)	168	224
Amortization and write-off of financing costs	131	153
Total	$2,905	$2,516